Quotaholders’ Deficit - Schedule of Black-Scholes Option-Pricing Model and the Weighted-Average Assumptions (Details)	Sep. 30, 2025
Expected term (in years) [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted-average assumptions	3
Expected term (in years) [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted-average assumptions	4
Expected volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted-average assumptions	110
Expected volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted-average assumptions	108
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted-average assumptions	4.02
Expected dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted-average assumptions	0